UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number          811-22926

Elkhorn ETF Trust
(Exact name of registrant as specified in charter)

207 Reber Street, Suite 201
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

Benjamin T. Fulton
Elkhorn ETF Trust
207 Reber Street, Suite 201
Wheaton, IL 60187
 (Name and address of agent for service)

Copy to:
Morrison C. Warren, Esq.
Chapman and Cutler LLP
111 West Monroe Street
Chicago, IL  60603

Registrant's telephone number, including area code: (630) 355-4676

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ELKHORN

SEMI-ANNUAL REPORT

9/30/2015

Elkhorn S&P 500 Capital Expenditures Portfolio

TABLE OF CONTENTS

Shareholder Expense Example	1
Schedule of Investments	2
Statement of Assets and Liabilities	5
Statement of Operations	6
Statement of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Approval of Investment Advisory Agreements & Board Considerations	12
Supplemental Information	13

SHAREHOLDER EXPENSE EXAMPLE

SEPTEMBER 30, 2015 (UNAUDITED)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 22, 2015 through September 30, 2015). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (April 1, 2015 through September 30, 2015).

ACTUAL EXPENSES

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under the Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Annualized	Expenses
	Beginning	Ending	Expense	Paid
	Account	Account	Ratio for	During
	Value	Value	the Period	Period
Elkhorn S&P 500 Capital Expenditures Portfolio
Actual1	$1,000.00	$ 879.70	0.29%	$0.98
Hypothetical (5% return before expenses)2	$1,000.00	$1,023.55	0.29%	$1.47

1
Fund commenced operations on May 22, 2015. Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the ending value for the period, multiplied by 131/366 (to reflect days in operations).

2	Hypothetical Expenses Paid are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

ELKHORN S&P 500 CAPITAL EXPENDITURES PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2015 (unaudited)

Investments	Shares	Value
COMMON STOCKS—99.9%
Aerospace & Defense—1.0%
Textron, Inc	575	$21,643

Air Freight & Logistics—2.3%
C.H. Robinson Worldwide, Inc	395	26,773
Expeditors International of
Washington, Inc	556	26,160
Total Air Freight & Logistics		52,933

Auto Components—0.9%
Johnson Controls, Inc	512	21,176

Banks—5.1%
Fifth Third Bancorp	1,202	22,730
Huntington Bancshares, Inc	2,240	23,744
KeyCorp	1,683	21,896
M&T Bank Corp	199	24,268
People’s United Financial, Inc	1,555	24,460
Total Banks		117,098

Beverages—1.1%
Monster Beverage Corp.*	184	24,866

Biotechnology—1.8%
Biogen, Inc.*	65	18,968
Gilead Sciences, Inc	221	21,700
Total Biotechnology		40,668

Capital Markets—4.6%
Affiliated Managers Group, Inc.*	117	20,006
Ameriprise Financial, Inc	203	22,153
BlackRock, Inc	74	22,013
Franklin Resources, Inc	515	19,189
Morgan Stanley	650	20,475
Total Capital Markets		103,836

Chemicals—1.7%
Mosaic Co. (The)	558	17,359
Praxair, Inc	214	21,798
Total Chemicals		39,157

Commercial Services & Supplies—2.1%
Cintas Corp	295	25,296
Tyco International PLC (Ireland)	666	22,285
Total Commercial Services & Supplies .		47,581

Communications Equipment—3.1%
F5 Networks, Inc.*	216	25,013
Juniper Networks, Inc	960	24,681
QUALCOMM, Inc	400	21,492
Total Communications Equipment		71,186

Consumer Finance—1.9%
Capital One Financial Corp	286	20,741
Discover Financial Services	438	22,771
Total Consumer Finance		43,512

Investments	Shares	Value
Diversified Financial Services—2.1%
Intercontinental Exchange, Inc	109	$25,614
McGraw-Hill Financial, Inc	243	21,019
Total Diversified Financial Services		46,633

Electric Utilities—2.0%
Entergy Corp	346	22,524
NextEra Energy, Inc	247	24,095
Total Electric Utilities		46,619

Electronic Equipment, Instruments
& Components—1.0%
Corning, Inc	1,302	22,290

Energy Equipment & Services—3.2%
Baker Hughes, Inc	421	21,909
Cameron International Corp.*	494	30,292
Schlumberger Ltd. (Curacao)	299	20,622
Total Energy Equipment & Services		72,823

Food & Staples Retailing—2.2%
Sysco Corp	697	27,162
Walgreens Boots Alliance, Inc	270	22,437
Total Food & Staples Retailing		49,599

Food Products—1.0%
Archer-Daniels-Midland Co	532	22,051

Gas Utilities—1.4%
AGL Resources, Inc	527	32,168

Health Care Equipment & Supplies—3.0%
Edwards Lifesciences Corp.*	171	24,311
Medtronic PLC (Ireland)	338	22,626
St. Jude Medical, Inc	333	21,009
Total Health Care Equipment & Supplies		67,946

Health Care Providers & Services—1.1%
Aetna, Inc	219	23,961

Hotels, Restaurants & Leisure—2.0%
Darden Restaurants, Inc	348	23,852
Marriott International, Inc., Class A	331	22,574
Total Hotels, Restaurants & Leisure		46,426

Household Products—1.2%
Clorox Co. (The)	233	26,918

Independent Power and Renewable
Electricity Producers—0.8%
NRG Energy, Inc	1,154	17,137

Insurance—1.2%
Progressive Corp. (The)	854	26,167

Internet Software & Services—2.4%
Facebook, Inc., Class A*	286	25,712
VeriSign, Inc.*	397	28,012
Total Internet Software & Services		53,724

The accompanying notes are an integral part of these financial statements.

ELKHORN S&P 500 CAPITAL EXPENDITURES PORTFOLIO

SCHEDULE OF INVESTMENTS, CONTINUED

September 30, 2015 (unaudited)

Investments	Shares	Value
IT Services—2.2%
Cognizant Technology Solutions
Corp., Class A*	421	$26,359
Western Union Co. (The)	1,320	24,235
Total IT Services		50,594

Life Sciences Tools & Services—1.0%
PerkinElmer, Inc	487	22,383

Machinery—4.3%
Caterpillar, Inc	306	20,000
Dover Corp	385	22,014
Joy Global, Inc	806	12,034
PACCAR, Inc	396	20,660
Stanley Black & Decker, Inc	235	22,790
Total achinery		97,498

Media—4.4%
Interpublic Group of Cos., Inc. (The)	1,278	24,448
Scripps Networks Interactive,
Inc., Class A	381	18,742
Time Warner, Inc	283	19,456
Twenty-First Century Fox, Inc., Class A	759	20,478
Viacom, Inc., Class B	406	17,519
Total Media		100,643

Metals & Mining—1.7%
Newmont Mining Corp	1,115	17,918
Nucor Corp	579	21,742
Total Metals & Mining		39,660

Multiline Retail—2.0%
Dollar General Corp	316	22,891
Target Corp	299	23,519
Total Multiline Retail		46,410

Oil, Gas & Consumable Fuels—3.2%
Chesapeake Energy Corp	2,209	16,192
Devon Energy Corp	450	16,690
EOG Resources, Inc	297	21,622
Range Resources Corp	555	17,827
Total Oil, Gas & Consumable Fuels		72,331

Pharmaceuticals—2.5%
Allergan PLC (Ireland)*	80	21,745
Endo International PLC (Ireland)*	302	20,922
Mallinckrodt PLC (Ireland)*	205	13,108
Total Pharmaceuticals		55,775

Real Estate Investment Trusts—9.0%
AvalonBay Communities, Inc	150	26,223
Equinix, Inc	97	26,520
Essex Property Trust, Inc	113	25,246
Macerich Co. (The)	323	24,813
Plum Creek Timber Co., Inc	616	24,338
Public Storage	128	27,089
Realty Income Corp. REIT	542	25,685

Investments	Shares	Value
Real Estate Investment Trusts (continued)
Welltower, Inc	365	$24,718
Total Real Estate Investment Trusts		204,632

Semiconductors & Semiconductor—6.7%
Altera Corp	505	25,290
First Solar, Inc.*	570	24,367
Lam Research Corp	320	20,906
NVIDIA Corp	1,272	31,355
Texas Instruments, Inc	512	25,354
Xilinx, Inc	599	25,398
Total Semiconductors & Semiconductor		152,670

Software—4.2%
Adobe Systems, Inc.*	312	25,653
CA, Inc	828	22,604
Electronic Arts, Inc.*	348	23,577
Red Hat, Inc.*	320	23,002
Total Software		94,836

Specialty Retail—2.1%
Lowe’s Cos., Inc	370	25,501
Tractor Supply Co	276	23,272
Total Specialty Retail		48,773

Technology Hardware, Storage & Peripherals—4.4%
NetApp, Inc	821	24,301
SanDisk Corp	469	25,481
Seagate Technology PLC (Ireland)	547	24,506
Western Digital Corp	326	25,897
Total Technology Hardware, Storage & Peripherals		100,185

Textiles, Apparel & Luxury Goods—0.9%
Fossil Group, Inc.*	364	20,340

Thrifts & Mortgage Finance—1.1%
Hudson City Bancorp, Inc	2,537	25,801

Total Investments—99.9%
(Cost $2,578,281)		2,270,649

Other Assets in Excess of Liabilities—0.1%		3,322

Net Assets—100.0%		$2,273,971

* Non-income producing security
REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

ELKHORN S&P 500 CAPITAL EXPENDITURES PORTFOLIO

SCHEDULE OF INVESTMENTS, CONTINUED

September 30, 2015 (unaudited)

% of Net
Industry Allocation	Assets
Aerospace & Defense	1.0%
Air Freight & Logistics	2.3
Auto Components	0.9
Banks	5.1
Beverages	1.1
Biotechnology	1.8
Capital Markets	4.6
Chemicals	1.7
Commercial Services & Supplies	2.1
Communications Equipment	3.1
Consumer Finance	1.9
Diversified Financial Services	2.1
Electric Utilities	2.0
Electronic Equipment, Instruments & Components	1.0
Energy Equipment & Services	3.2
Food & Staples Retailing	2.2
Food Products	1.0
Gas Utilities	1.4
Health Care Equipment & Supplies	3.0
Health Care Providers & Services	1.1

% of Net
Industry Allocation	Assets
Hotels, Restaurants & Leisure	2.0%
Household Products	1.2
Independent Power and Renewable Electricity Producers	0.8
Insurance	1.2
Internet Software & Services	2.4
IT Services	2.2
Life Sciences Tools & Services	1.0
Machinery	4.3
Media	4.4
Metals & Mining	1.7
Multiline Retail	2.0
Oil, Gas & Consumable Fuels	3.2
Pharmaceuticals	2.5
Real Estate Investment Trusts	9.0
Semiconductors & Semiconductor	6.7
Software	4.2
Specialty Retail	2.1
Technology Hardware, Storage & Peripherals	4.4
Textiles, Apparel & Luxury Goods	0.9
Thrifts & Mortgage Finance	1.1
Total Investments	99.9
Other Assets in Excess of Liabilities	0.1
Net Assets	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Common Stocks	$ 2,270,649	$ —	$ —	$ 2,270,649
Total Investments in Securities	$ 2,270,649	$ —	$ —	$ 2,270,649

For the period ended September 30, 2015, there were no transfers between any levels. There were no Level 3 investments held in the Fund as of September 30, 2015.

The accompanying notes are an integral part of these financial statements.

ELKHORN S&P 500 C APITAL EXPENDITURES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2015 (unaudited)

ASSETS:
Investments, at value (cost: $2,578,281)	$2,270,649
Cash	1,666
Receivables:
Dividends	2,208
Total Assets	2,274,523

LIABILITIES:
Payables:
Advisory fees	552
Total Liabilities	552
NET ASSETS	$2,273,971

NET ASSETS CONSIST OF:
Paid-in capital	$2,595,866
Undistributed net investment income	1,245
Accumulated net realized loss on investments	(15,508)
Net unrealized depreciation on investments	(307,632)
NET ASSETS	$2,273,971
Shares outstanding ($0.01 par value common stock,unlimited shares authorized)	104,000
Net asset value, per share	$21.87

The accompanying notes are an integral part of these financial statements.

ELKHORN S&P 500 C APITAL EXPENDITURES PORTFOLIO

STATEMENT OF OPERATIONS

For the period May 22, 20151 to September 30, 2015 (unaudited)

INVESTMENT INCOME:
Dividend income	$16,371

EXPENSES:
Advisory fees	2,477
Net Investment Income	13,894

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(15,508)
Net change in unrealized appreciation (depreciation) on investments	(307,632)
Net realized and unrealized gain (loss) on investments	(323,140)
Net Increase (Decrease) in Net Assets Resulting From Operations	$(309,246)

1	Commencement of Operations.

The accompanying notes are an integral part of these financial statements.

ELKHORN S&P 500 C APITAL EXPENDITURES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the period May 22, 20151 to September 30, 2015 (unaudited)

OPERATIONS:
Net investment income	$13,894
Net realized gain (loss) on investments	(15,508)
Net change in unrealized appreciation (depreciation) on investments	(307,632)
Net increase (decrease) in net assets resulting from operations	(309,246)

Distributions paid to shareholders from:
Net investment income	(12,649)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,595,866
Cost of shares redeemed	–
Net increase in net assets resulting from shareholder transactions	2,595,866
Increase in net assets	2,273,971

NET ASSETS:
Beginning of period	–
End of period	$2,273,971
Undistributed net investment income included in net assets at end of period	$1,245

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	–
Shares sold	104,000
Shares redeemed	–
Shares outstanding, end of period	104,000

1	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

ELKHORN S&P 500 C APITAL EXPENDITURES PORTFOLIO

FINANCIAL HIGHLIGHTS

For the period May 22, 20151 to September 30, 2015 (unaudited)

Per Share Operating Performance:
(for a share of capital stock outstanding throughout the period)
Net asset value, beginning of period	$25.00
Net investment income2	0.13
Net realized and unrealized loss on investments	(3.14)
Total from investment operations	(3.01)

Less distributions from:
Net investment income	(0.12)
Net asset value, end of period	$21.87
Market Value, end of period	$21.85

Total Return at Net Asset Value3	(12.03)%

Total Return at Market Value3	(10.94)%

Ratios/Supplemental Data:
Net assets, end of period (000’s) omitted	$2,274
Ratio to average net assets of:
Expenses	0.29	%4
Net investment income	1.63	%4
Portfolio turnover rate5	20%

1	Commencement of operations.
2	Based on average daily shares outstanding.
3	Not Annualized.
4	Annualized.
5	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

1. ORGANIZATION

The Elkhorn ETF Trust (the “Trust”) was organized as a Massachusetts business trust on December 17, 2013, and is authorized to issue an unlimited number of shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers shares in one series, The Elkhorn S&P 500 Capital Expenditures Portfolio (the “Fund”), a non-diversified series. The Fund commenced operations and established initial creation units on May 22, 2015. Elkhorn Investments, LLC (the “Adviser”) seeded the Fund in order to provide initial capital required by Securities and Exchange Commission rules prior to the commencement of operations.

The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield of the S&P 500® Capex Efficiency Index (the “Index”).

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates: These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the reporting period. Actual amounts could differ from these estimates. The Fund follows the accounting and reporting guidelines applicable to investment companies under US GAAP.

The following is a summary of significant accounting policies followed by the Fund in its preparation of its financial statements:

Investment Transactions and Investment Income: Investment transactions are recorded on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S GAAP. The Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends.

3. SECURITIES VALUATION

Investment Valuation: The Fund calculates its net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).

Common stocks and other equity securities listed on any national or foreign exchange other than NASDAQ and the London Stock Exchange Alternative Investment Market (“AIM”) are valued at the last sale price on the business day as of which such value is being determined. Securities listed on NASDAQ or AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on NASDAQ and AIM, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below.

If a market quotation is not readily available or is deemed not to reflect market value, the Adviser will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board of Trustees. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s NAV is calculated. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of Fund net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” A variety of factors may be considered in determining the fair value of such securities.

Valuing the Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2015 (UNAUDITED), CONTINUED

FAIR VALUATION MEASUREMENT:

The Financial Accounting Standards Board established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value the Fund’s investments at September 30, 2015, is disclosed at the end of the Fund’s Schedule of Investments.

4. ADVISORY AND OTHER AGREEMENTS

Advisory Fees: Subject to the supervision of the Board of Trustee, the Adviser is responsible for managing the investment activities of the Fund and the Fund’s business affairs and other administrative matters. For its services, the Fund pays the Adviser an annual rate of 0.29% of the Fund’s average daily net assets. Such fee is accrued daily and paid monthly.

The Adviser paid all expenses incurred in connection with organizing the Trust and Fund. The Fund does not have an obligation to reimburse the Adviser or its affiliates for organizational expenses paid on its behalf.

Administrator, Custodian, Accounting Agent and Transfer Agent Services: The Bank of New York Mellon (in each capacity, the “Administrator”, “Custodian,” “Accounting Agent” or “Transfer Agent”) serves as the Fund’s Administrator, Custodian, Accounting Agent and Transfer Agent pursuant to the Fund Administration and Accounting Agreement. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Distribution and Service Fees: ALPS Distributors, Inc. (“Distributor”) serves as the Fund’s distributor. The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, the Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of its average net assets in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. No fee is currently paid by the Fund under the plan, and the Fund will not pay 12b-1 fees any time before March 31, 2017.

5. CREATION AND REDEMPTION TRANSACTIONS

As of September 30, 2015, there were an unlimited number of shares of beneficial interest at $0.01 par value authorized by the Trust. Individual shares of the Fund may only be purchased and sold at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for the Fund’s shares may be at, above or below its NAV depending on the premium or discount at which the Fund’s shares trade.

The Fund issues and redeems shares at its NAV only in a large specified number of shares each called a “Creation Unit,” or multiples thereof, and only with “authorized participants” who have entered into contractual arrangements with the Distributor. A Creation Unit consists of 50,000 shares. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for a purchase of Creation Units generally consists of the in-kind deposit of specified securities and an amount of cash or, as permitted or required by the Fund, of cash. A fixed transaction fee is imposed on each creation and redemption transaction. In addition, a variable charge for certain creation and redemption transactions will be imposed.

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2015 (UNAUDITED), CONTINUED

6. INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) for the period ended September 30, 2015 were $582,751 and $484,889, respectively.

For the period ended September 30, 2015, the cost of in-kind purchases and the proceeds from in-kind redemptions were $2,495,866 and $0, respectively.

7. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized gains to shareholders. Dividends and/or distributions, if any, are paid to shareholders invested in the Fund on the applicable record date, at least annually. Net realized capital gains, if any, will be distributed by the Fund at least annually. The amount of dividends distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP.

At September 30, 2015, the cost of investments for federal income tax purposes was as follows:

	Gross	Gross
	Unrealized	Unrealized	Net Unrealized
Cost	Appreciation	Depreciation	Depreciation
$ 2,578,281	$ 39,817	$ (347,449)	$ (307,632)

8. INDEMNIFICATION

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on industry experience, the Fund expects this risk of loss due to these warranties and indemnities to be remote.

9. PRINCIPAL RISKS

In the normal course of business, the Fund makes investments in financial instruments where the risk of potential loss exists due to changes in the market. The following is a description of select risks of investing in the Fund.

Index Risk. The Fund is not actively managed. The Fund invests in securities included in or representative of its Index regardless of their investment merit. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Index, even if that security generally is underperforming.

Non-Diversified Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds, changes in the market value of a single investment could cause greater fluctuations in share price than would a diversified fund.

10. SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS & BOARD CONSIDERATIONS (UNAUDITED)

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMEN
 FOR ELKHORN S&P 500 CAPITAL EXPENDITURES PORTFOLIO

At a meeting held on April 7, 2015, the Board of Trustees of Elkhorn ETF Trust (the “Trust”), including the Independent Board Members, approved the Investment Management Agreement (the “Agreement”) between Elkhorn Investments, LLC (the “Adviser”) and the Trust for Elkhorn S&P 500 Capital Expenditures Portfolio (the “Fund”).

The Adviser provided information describing: (i) the nature, extent and quality of services to be provided, (ii) the costs of services to be provided and estimated profits to be realized by the Adviser, (iii) the extent to which economies of scale may be realized by the Adviser as the Fund grows, (iv) whether the fee level reflects any possible economies of scale for the benefit of Fund shareholders, (v) comparisons of services rendered to and amounts paid by other registered investment companies and (vi) any benefits to be realized by the Adviser from its relationship with the Fund. Based on all of the information considered and the conclusions reached, the Trustees, including the Independent Board Members, determined to approve the Agreement for the Fund. No single factor was determinative in the Board’s analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees considered information concerning the functions to be performed by the Adviser for the Fund and the personnel and resources of the Adviser, including the investment management team that will be responsible for the day-to-day management of the Fund. The Trustees also considered that the Adviser secured a license with respect to the index that the Fund sought to track, the S&P 500® Capex Efficiency Index, and considered the performance history of the index. The Trustees considered the Adviser’s statements regarding its financial condition, that it was significantly stable and could support its performance of the services under the Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s service providers.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser to the Fund under the Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees discussed the information provided by the Adviser on the Fund’s proposed investment management fee of 0.29%, as compared to information provided by the Adviser on other similar products, including existing non-leveraged exchange-traded funds (“ETFs”) tracking the S&P 500 or a subset thereof. The Trustees also considered that the Adviser did not manage any similar accounts, although the Adviser did sponsor a similar unit investment trust that had a fee of 3.95%. The Trustees noted that the proposed annual investment management fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the Fund except brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a 12b-1 Plan, if any, and extraordinary expenses. The Trustees also noted that the Fund’s proposed unitary advisory fee was lower than the average and median net expense ratios of an ETF peer group compiled by the Adviser. The Board concluded that the unitary investment management fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser.

In conjunction with their review of the unitary investment management fee, the Trustees considered information provided by the Adviser on its costs to be incurred in connection with the proposed Agreement and its estimated profitability, and noted the Adviser’s statement that it will likely lose money in its first year of operating the Fund and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Adviser with respect to the Fund appeared to be reasonable.

Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by the Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether the fee level reflects economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser, but that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the proposed advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund. The Trustees noted the Adviser’s views on its expectations for growth, noting that, initially, the Adviser did not anticipate any material economies of scale. The Trustees concluded that the flat investment management fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it would derive from its relationship with the Fund, and had noted that it will not, initially, have any softdollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Agreement for the Fund.

SUPPLEMENTAL INFORMATION (UNAUDITED)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Distributor, or by calling toll free at calling 1-844-355-3837 or visiting www.elkhorn.com.

QUARTERLY PORTFOLIO HOLDING INFORMATION

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund’s portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q. Form N-Q for the Trust is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s Forms N-Q are available without charge, upon request, by calling 1-844-355-3837 or by writing to Elkhorn ETF Trust, 207 Reber Street, Suite 201, Wheaton, Illinois 60187.

PROXY VOTING INFORMATION

A description of the Fund’s proxy voting policies and procedures, as well as a record of how the Fund voted proxies during the most recent 12-month period ended June 30, is available without charge upon request by calling 312-219-6285. This information is also available on the SEC’s website at www.sec.gov.

DELIVERY OF SHAREHOLDER DOCUMENTS – HOUSEHOLDING

To reduce expenses, we may only mail one copy of the Fund’s shareholder updates, such as prospectus, annual report, semi-annual report, to those addresses shared by two or more accounts. If you are a direct shareholder and wish to receive individual copies of these documents, please call us at 630-384-8700. If you are not a direct shareholder, please contact your financial institution to opt out of householding.
We will begin sending you individual copies thirty days after receiving your request.

INVESTMENT ADVISOR
Elkhorn Investments, LLC
207 Reber Street, Suite 201
Wheaton, IL 60187

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT & TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Grant Thornton, LLP
175 West Jackson Boulevard
Chicago, Illinois 60604

LEGAL COUNSEL
Chapman and Cutler LLP
111 West Monroe Street,
Chicago, Illinois 60603

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)       Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Elkhorn ETF Trust

By (Signature and Title)* /s/ Benjamin T. Fulton
  Benjamin T. Fulton, President and Chief Executive Officer
  (principal executive officer)

Date 12/1/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Benjamin T. Fulton
  Benjamin T. Fulton, President and Chief Executive Officer
  (principal executive officer)

Date 12/1/15

By (Signature and Title)* /s/ Philip L. Ziesemer
  Philip L. Ziesemer, Chief Financial Officer
  (principal financial officer)

Date 12/1/15

* Print the name and title of each signing officer under his or her signature.